Annual Fund Operating Expenses ((CMG Ultra Short Term Bond Fund), (CMG Ultra Short Term Bond Fund), CMG Ultra Short Term Bond Fund)	0 Months Ended
Dec. 01, 2011
(CMG Ultra Short Term Bond Fund) | (CMG Ultra Short Term Bond Fund) | CMG Ultra Short Term Bond Fund
Operating Expenses:
Management fees	0.25%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.01%
Total annual Fund operating expenses	0.26%
Fee waivers and/or reimbursements	(0.01%) [1]
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.25%

[1]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until November 30, 2012, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, net fund operating expenses will not exceed the annual rate of 0.25%.